SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 176,193		$ 619,064
Deferred income tax expenses (benefits)	315,319	(269,962)	(342,875)
Total	$ 491,512	$ (269,962)	$ 276,189